BASIS OF PRESENTATION (Details Textuals) (USD $)	1 Months Ended	6 Months Ended
	May 31, 2011	Jun. 30, 2012	Jun. 30, 2011
Accounting Policies [Abstract]
Stock based compensation related to stock options		$ 880,538	$ 46,249
Percentage of Ownership before Transaction	100.00%
Ownership percentage owned by Omagine Inc.	60.00%